Business Segments - Segment Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Total operating revenues		$ 821		$ 689	$ 792	$ 749	$ 671		$ 618	$ 680	$ 855	$ 3,051	[1]	$ 2,824	[2]	$ 3,790	[3]
Gross margin												625	[4]	609	[4]	635	[4]
Operating and maintenance expense												(215)	[1]	(197)	[2]	(192)	[3]
Depreciation and amortization expense												(95)	[1]	(91)	[2]	(135)	[3]
General and administrative expense												(63)	[1]	(75)	[2]	(76)	[3]
Other expense												(8)
Earnings from unconsolidated affiliates												33	[1]	26	[2]	23	[3]
Other operating income												(8)	[1]	0		1	[3]
Interest expense												(52)	[1]	(42)	[2]	(34)	[3]
Income tax expense												(8)	[1],[5]	(1)	[2],[5]	(1)	[3],[5]
Net income		40		6	111	60	81		14	90	44	217	[1]	229	[2]	221	[3]
Net income attributable to noncontrolling interests		(7)		(3)	(4)	(3)	(5)		(2)	(2)	(4)	(17)	[1]	(13)	[2]	(30)	[3]
Net income attributable to partners		33		3	107	57	76		12	88	40	200	[1]	216	[2]	191	[3]
Non-cash derivative mark-to-market												(36)	[6]	21	[6]	40	[6]
Non-cash lower of cost or market adjustments												4		19
Capital expenditures	63					101						363	[1]	484	[7]	385
Acquisitions net of cash acquired												782		745		152
Investments in unconsolidated affiliates	65					26						242	[1]	158	[7]	8
Total long-term assets		4,064					3,277					4,064		3,277		2,582
Current assets		503	[8]				368	[8],[9]				503	[8]	368	[8],[9]	373	[8]
Total assets		4,567					3,645	[9]				4,567		3,645	[9]	2,955
Natural Gas Services [Member]
Segment Reporting Information [Line Items]
Total operating revenues												2,598	[8]	2,345	[8]	3,102	[8]
Gross margin												501	[4],[8]	503	[4],[8]	532	[4],[8]
Operating and maintenance expense												(184)	[8]	(166)	[8]	(161)	[8]
Depreciation and amortization expense												(87)	[8]	(83)	[8]	(124)	[8]
General and administrative expense												0	[8]	0	[8]	0	[8]
Other expense												(1)	[8]
Earnings from unconsolidated affiliates												1	[8]	15	[8]	23	[8]
Other operating income																0	[8]
Interest expense												0	[8]	0	[8]	0	[8]
Income tax expense												0	[5],[8]	0	[5],[8]	0	[5],[8]
Net income												230	[8]	269	[8]	270	[8]
Net income attributable to noncontrolling interests												(17)	[8]	(13)	[8]	(30)	[8]
Net income attributable to partners												213	[8]	256	[8]	240	[8]
Non-cash derivative mark-to-market												(36)	[6],[8]	20	[6],[8]	42	[6],[8]
Non-cash lower of cost or market adjustments												2	[8]
Capital expenditures												334	[8]	468	[8]	372	[8]
Acquisitions net of cash acquired												696	[8]	715	[8]	122	[8]
Investments in unconsolidated affiliates												133	[8]	115	[8]	8	[8]
Total long-term assets		3,303	[8]				2,748	[8]				3,303	[8]	2,748	[8]	2,214	[8]
NGL Logistics [Member]
Segment Reporting Information [Line Items]
Total operating revenues												73		64		57
Gross margin												72	[4]	64	[4]	52	[4]
Operating and maintenance expense												(16)		(16)		(16)
Depreciation and amortization expense												(6)		(6)		(8)
General and administrative expense												0		0		0
Other expense												(3)
Earnings from unconsolidated affiliates												32		11		0
Other operating income																1
Interest expense												0		0		0
Income tax expense												0	[5]	0	[5]	0	[5]
Net income												79		53		29
Net income attributable to noncontrolling interests												0		0		0
Net income attributable to partners												79		53		29
Non-cash derivative mark-to-market												0	[6]	0	[6]	0	[6]
Non-cash lower of cost or market adjustments												0
Capital expenditures												24		12		9
Acquisitions net of cash acquired												86		30		30
Investments in unconsolidated affiliates												109		43		0
Total long-term assets		555					340					555		340		250
Wholesale Propane Logistics [Member]
Segment Reporting Information [Line Items]
Total operating revenues												380		415		633
Gross margin												52	[4]	42	[4]	51	[4]
Operating and maintenance expense												(15)		(15)		(15)
Depreciation and amortization expense												(2)		(2)		(3)
General and administrative expense												0		0		0
Other expense												(4)
Earnings from unconsolidated affiliates												0		0		0
Other operating income																0
Interest expense												0		0		0
Income tax expense												0	[5]	0	[5]	0	[5]
Net income												31		25		33
Net income attributable to noncontrolling interests												0		0		0
Net income attributable to partners												31		25		33
Non-cash derivative mark-to-market												(1)	[6]	1	[6]	0	[6]
Non-cash lower of cost or market adjustments												2
Capital expenditures												5		4		4
Acquisitions net of cash acquired												0		0		0
Investments in unconsolidated affiliates												0		0		0
Total long-term assets		106					105					106		105		104
Other [Member]
Segment Reporting Information [Line Items]
Total operating revenues												0		0		0
Gross margin												0	[4]	0	[4]	0	[4]
Operating and maintenance expense												0		0		0
Depreciation and amortization expense												0		0		0
General and administrative expense												(63)		(75)		(76)
Other expense												0
Earnings from unconsolidated affiliates												0		0		0
Other operating income																0
Interest expense												(52)		(42)		(34)
Income tax expense												(8)	[5]	(1)	[5]	(1)	[5]
Net income												(123)		(118)		(111)
Net income attributable to noncontrolling interests												0		0		0
Net income attributable to partners												(123)		(118)		(111)
Non-cash derivative mark-to-market												1	[6]	0	[6]	(2)	[6]
Non-cash lower of cost or market adjustments
Capital expenditures												0		0		0
Acquisitions net of cash acquired												0		0		0
Investments in unconsolidated affiliates												0		0		0
Total long-term assets		100	[10]				84	[10]				100	[10]	84	[10]	14	[10]
Eliminations [Member]
Segment Reporting Information [Line Items]
Total operating revenues																(2)	[11]
Gross margin																0	[11],[4]
Operating and maintenance expense																0	[11]
Depreciation and amortization expense																0	[11]
General and administrative expense																0	[11]
Earnings from unconsolidated affiliates																0	[11]
Other operating income																0	[11]
Interest expense																0	[11]
Income tax expense																0	[11],[5]
Net income																0	[11]
Net income attributable to noncontrolling interests																0	[11]
Net income attributable to partners																0	[11]
Non-cash derivative mark-to-market																0	[11],[6]
Capital expenditures																0	[11]
Acquisitions net of cash acquired																0	[11]
Investments in unconsolidated affiliates																$ 0	[11]

[1]	The financial information for the year ended December 31, 2013 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information for the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information for the year ended December 31, 2011 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[4]	Gross margin consists of total operating revenues, including commodity derivative activity, less purchases of natural gas, propane and NGLs. Gross margin is viewed as a non-GAAP measure under the rules of the SEC, but is included as a supplemental disclosure because it is a primary performance measure used by management as it represents the results of product sales versus product purchases. As an indicator of our operating performance, gross margin should not be considered an alternative to, or more meaningful than, net income or cash flow as determined in accordance with GAAP. Our gross margin may not be comparable to a similarly titled measure of another company because other entities may not calculate gross margin in the same manner.
[5]	For the year ended December 31, 2011, income tax expense relates primarily to the Texas margin tax and the Michigan business tax. The Michigan business tax was repealed in 2012; accordingly, income tax expense for the years ended December 31, 2013 and 2012 relates primarily to the Texas margin tax.
[6]	Non-cash commodity derivative mark-to-market is included in segment gross margin, along with cash settlements for our commodity derivative contracts.
[7]	The financial information during the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[8]	The segment information as of and for the years ended December 31, 2013, 2012 and 2011, includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas. Transfers of net assets between entities under common control are accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information, similar to the pooling method.
[9]	The financial information as of December 31, 2012 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[10]	Other long-term assets not allocable to segments consist of unrealized gains on derivative instruments, corporate leasehold improvements and other long-term assets.
[11]	Represents intersegment revenues consisting of sales of NGLs by Marysville in our NGL Logistics segment to our Wholesale Propane Logistics segment.